Pacer Data and Digital Revolution ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Building Materials - 3.7%
AAON, Inc.	36	$2,166
Johnson Controls International PLC	488	26,308
Lennox International, Inc.	25	5,989
SPX Corp. (a)	32	1,892
		36,355
Computers - 17.2%
Check Point Software Technologies Ltd. (a)	88	10,965
Computacenter PLC	80	2,527
Crowdstrike Holdings, Inc. (a) - Class A	146	26,805
CyberArk Software Ltd. (a)	28	3,644
DXC Technology Co. (a)	170	5,372
Fortinet, Inc. (a)	560	33,404
Hewlett Packard Enterprise Co.	902	12,844
NEC Networks & System Integration Corp.	104	1,423
NET One Systems Co Ltd.	58	1,337
NetApp, Inc.	154	10,985
NetScout Systems, Inc. (a)	52	1,850
Ping Identity Holding Corp. (a)	60	1,029
Pure Storage, Inc. (a)	208	5,897
Qualys, Inc. (a)	27	3,303
Rapid7, Inc. (a)	40	2,559
Seagate Technology Holdings PLC	150	11,997
Secunet Security Networks AG	4	1,148
Super Micro Computer, Inc. (a)	36	1,944
Tenable Holdings, Inc. (a)	76	2,937
Varonis Systems, Inc. (a)	76	1,933
Western Digital Corp. (a)	218	10,704
Zscaler, Inc. (a)	99	15,351
		169,958
Electrical Components & Equipment - 2.2%
Belden, Inc.	30	1,941
Encore Wire Corp.	14	1,939
Legrand SA	186	15,150
Nexans SA	30	2,863
		21,893
Electronics - 0.7%
Atkore, Inc. (a)	32	3,177
nVent Electric PLC	116	4,096
		7,273
Internet - 5.8%
F5, Inc. (a)	42	7,029
Okta, Inc. (a)	104	10,239
Palo Alto Networks, Inc. (a)	69	34,438
Trend Micro, Inc.	98	5,653
		57,359
Semiconductors - 32.2%
Advanced Micro Devices, Inc. (a)	646	61,028
Ambarella, Inc. (a)	26	2,250
Broadcom, Inc.	163	87,283
Intel Corp.	1,631	59,222
MaxLinear, Inc. (a)	54	2,182
NVIDIA Corp.	570	103,529
Semtech Corp. (a)	44	2,743
		318,237
Software - 19.3%
Akamai Technologies, Inc. (a)	112	10,777
Alteryx, Inc. (a) - Class A	42	2,034
BlackBerry Ltd. (a)	400	2,457
Citrix Systems, Inc.	88	8,924
CommVault Systems, Inc. (a)	30	1,683
Confluent, Inc. (a) - Class A	88	2,239
Datadog, Inc. (a) - Class A	196	19,994
Domo, Inc. (a) - Class B	22	616
Dropbox, Inc. (a) - Class A	204	4,639
Dynatrace, Inc. (a)	198	7,451
Elastic NV (a)	64	5,113
Informatica, Inc. (a) - Class A	164	3,756
Micro Focus International PLC	234	812
MicroStrategy, Inc. (a)	6	1,716
MongoDB, Inc. (a)	47	14,686
New Relic, Inc. (a)	46	2,791
Nutanix, Inc. (a)	154	2,330
Oracle Corp Japan	88	5,445
Rackspace Technology, Inc. (a)	148	997
Radware Ltd. (a)	32	740
Sailpoint Technologies Holdings, Inc. (a)	66	4,209
SentinelOne, Inc. (a) - Class A	128	3,181
Snowflake, Inc. (a)	221	33,130
SolarWinds Corp.	112	1,199
Splunk, Inc. (a)	112	11,638
Sumo Logic, Inc. (a)	80	542
Teradata Corp. (a)	73	2,795
VMware, Inc.	295	34,279
		190,173
Telecommunications - 18.8%
A10 Networks, Inc.	52	775
Arista Networks, Inc. (a)	214	24,959
Calix, Inc. (a)	44	2,510
Ciena Corp. (a)	106	5,470
Cisco Systems, Inc.	1,657	75,178
CommScope Holding Co., Inc. (a)	144	1,300
Extreme Networks, Inc. (a)	90	1,177
Hexatronic Group AB	140	1,679
Infinera Corp. (a)	150	982
InterDigital, Inc.	22	1,351
Juniper Networks, Inc.	224	6,279
Motorola Solutions, Inc.	117	27,915
Nokia OYJ	3,952	20,547
Telefonaktiebolaget LM Ericsson - Class B	2,132	16,075
		186,197
TOTAL COMMON STOCKS (Cost $1,013,266)		987,445

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET DEPOSIT ACCOUNTS - 0.2%
U.S. Bank Money Market Deposit Account 1.600% (b)	$1,547	1,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,547)		1,547

Total Investments (Cost $1,014,813) - 100.1%		988,992
Liabilities in Excess of Other Assets - (0.1)%		(1,129)
TOTAL NET ASSETS - 100.0%		$987,863

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 987,445	$ -	$ -	$ -	$ 987,445
Short-Term Investments	1,547	-	-	-	1,547
Total Investments in Securities	$ 988,992	$ -	$ -	$ -	$ 988,992
^ See the Schedules of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.